Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses Accounts (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Allowance for Expected Credit Losses Accounts [Abstract]
Allowance for expected credit losses, beginning balance	$ 60,360	$ 46,940	$ 9,802	$ 9,102
Addition	34,155	26,561	50,948	7,619
Write-off			(390)	(6,919)
Allowance for expected credit losses, ending balance	$ 94,515	$ 73,501	$ 60,360	$ 9,802